SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of group's consolidated financial statements after the elimination of intercompany balances and transactions

	As of December 31,	As of June 30,
	2020	2021
	RMB	RMB
Assets:
Cash and cash equivalents	1,501,733	1,293,615
Term deposits	135,000	105,000
Investment in marketable securities	—	77,109
Accounts receivable, net	9,888	45,957
Other receivables, net	68,742	144,449
Loan receivables, net	221,200	163,200
Prepaid expenses and other assets	740,959	837,041
Contracts assets, net	10,374	6,494
Long‑term investments, net	491,510	489,727
Operating lease right-of-use assets, net	18,611	16,130
Property, equipment and software, net	51,701	39,507
Goodwill, net	72,304	72,304
Intangible assets, net	40,187	38,700
Total assets	3,362,209	3,329,233
Liabilities:
Deferred revenue	81,246	9,904
Payroll and welfare payable	29,152	12,614
Income taxes payable	224,533	238,179
Accrued expenses and other liabilities	238,170	274,219
Operating lease liabilities	19,100	15,408
Amounts due to related parties	24,146	23,967
Deferred tax liabilities	5,742	5,392
Total liabilities	622,089	579,683

	For the six months ended
	June 30,
	2020	2021
	RMB	RMB
Net revenues	787,925	332,913
Net income (loss)	(406,710)	10,552

	For the six months ended
	June 30,
	2020	2021
	RMB	RMB
Net cash provided by (used in) operating activities	(175,504)	(228,263)
Net cash used in investing activities	(396,186)	20,145
Net cash provided by (used in) financing activities	—	—

	As of December 31,
	2019	2020
	RMB	RMB
Assets:
Cash and cash equivalents	2,766,981	1,501,733
Term deposits	24,000	135,000
Accounts receivable, net	267,277	9,888
Other receivables, net	81,525	68,742
Loan receivables, net	729,798	221,200
Amounts due from related parties	50,000	—
Prepaid expenses and other assets	1,085,197	740,959
Contracts assets, net	24,814	10,374
Long‑term investments, net	293,441	491,510
Operating lease right-of-use assets, net	113,606	18,611
Property, equipment and software, net	95,783	51,701
Goodwill, net	72,224	72,304
Intangible assets, net	45,362	40,187
Deferred tax assets, net	503,078	—
Total assets	6,153,086	3,362,209
Liabilities:
Deferred revenue	772,340	81,246
Payroll and welfare payable	35,958	29,152
Income taxes payable	303,684	224,533
Accrued expenses and other liabilities	1,056,128	238,170
Operating lease liabilities	119,005	19,100
Amounts due to related parties	29,902	24,146
Deferred tax liabilities	13,200	5,742
Total liabilities	2,330,217	622,089

	For the years ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	5,270,948	4,305,272	1,145,210
Net income (loss)	2,702,469	(1,551,509)	(1,479,883)

	For the years ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	2,906,094	(439,357)	(753,416)
Net cash used in investing activities	(803,155)	(1,315,875)	(511,832)
Net cash provided by (used in) financing activities	1,000	(5,188)	—

Schedule of disaggregation by types of revenues and revenue by product offerings

	Loan	Post
	facilitation	origination	Technical	Wealth	Other
For the six months ended June 30,2020	services	services	services	management	revenues	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Online lending platform revenue
Online lending information intermediary services revenue
Revolving loan products (One Card)	133,743	48,815	—	—	—	182,558
Non‑revolving loan products
Direct lending program revenue	94,049	481,417	—	—	—	575,466
Other revenue			10,067	62,360	17,979	90,406
Total	227,792	530,232	10,067	62,360	17,979	848,430

	Loan	Post
	facilitation	origination	Technical	Wealth	Other
For the six months ended June 30,2021	services	services	services	management	revenues	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Online lending platform revenue
Online lending information intermediary services revenue
Revolving loan products (One Card)	—	68,826	—	—	—	68,826
Non‑revolving loan products
Direct lending program revenue	—	9,178	—	—	—	9,178
Other revenue			164,497	61,362	89,093	314,952
Total	—	78,004	164,497	61,362	89,093	392,956

	June 30,	June 30,
	2020	2021
	RMB	RMB
Online Lending platform revenue	758,024	78,004
Technical services	10,067	164,497
Wealth management services	62,360	61,362
Others	17,979	89,093
Total	848,430	392,956

	Loan	Post
	facilitation	origination	Other
2018	services	services	revenues	Total
	RMB	RMB	RMB	RMB
Online lending platform revenue
Online lending information intermediary services revenue
Revolving loan products (One Card)	4,728,255	282,057	—	5,010,312
Non‑revolving loan products	186,679	85,218	—	271,897
Direct lending program revenue	45,737	164	—	45,901
Other revenue	—	—	228,372	228,372
Total	4,960,671	367,439	228,372	5,556,482

	Loan	Post
	facilitation	origination	Other
2019	services	services	revenues	Total
	RMB	RMB	RMB	RMB
Online lending platform revenue
Online lending information intermediary services revenue
Revolving loan products (One Card)	1,698,133	269,718	—	1,967,851
Non‑revolving loan products	104,611	30,226	—	134,837
Direct lending program revenue	1,675,153	304,788	—	1,979,941
Other revenue	—	—	342,334	342,334
Total	3,477,897	604,732	342,334	4,424,963

	Loan	Post
	facilitation	origination	Other
2020	services	services	revenues	Total
	RMB	RMB	RMB	RMB
Online lending platform revenue
Online lending information intermediary services revenue
Revolving loan products (One Card)	26,376	203,748	—	230,124
Non‑revolving loan products	84,485	202,097	—	286,582
Direct lending program revenue	66,286	453,257	—	519,543
Other revenue	—	—	219,756	219,756
Total	177,147	859,102	219,756	1,256,005

	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Loan product revenue	4,930,515	3,590,693	847,576
Wealth management product revenue	471,060	573,355	188,673
Others	154,907	260,915	219,756
Total	5,556,482	4,424,963	1,256,005

Schedule of contract assets

	December 31,	June 30,
	2020	2021
	RMB	RMB
Contract assets from loan facilitation services and post origination services	25,123	20,815
Less: Allowance for loss for collectability	(14,749)	(14,321)
Total	10,374	6,494

	December 31,	December 31,
	2019	2020
	RMB	RMB
Contract assets from loan facilitation services and post origination services	27,079	25,123
Less: Allowance for loss for collectability	(2,255)	(14,749)
Total	24,824	10,374

Schedule of movement of allowance for loss for contract assets

	December 31,	June 30,
	2020	2021
	RMB	RMB
Balance at beginning of the year	2,255	14,749
Provision/(Reversal) for doubtful contract assets	18,605	(428)
Write-offs	(6,111)	—
Balance at end of the year	14,749	14,321

	December 31,	December 31,
	2019	2020
	RMB	RMB
Balance at beginning of the year	329	2,255
Provision for doubtful contract assets	14,811	18,605
Write-offs	(12,885)	(6,111)
Balance at end of the year	2,255	14,749

Schedule of movement of allowance for credit losses

	Accounts	Other	Loans
	receivable	receivables	receivable	Total
	RMB	RMB	RMB	RMB
Balance at December 31, 2020	1,446,994	17,396	329,364	1,793,754
Provision for doubtful accounts	39,925	3,813	986	44,724
Reversal	—	—	—	—
Write-off	—	(14,279)	(273,884)	(288,163)
Balance at June 30, 2021	1,486,919	6,930	56,466	1,550,315

	Accounts	Other	Loans
	receivable	receivables	receivable	Total
	RMB	RMB	RMB	RMB
Balance at December 31, 2017	29,611	5,010	—	34,621
Reversal	(2,966)	—	—	(2,966)
Write-off	(25,592)	—	—	(25,592)
Balance at December 31, 2018	1,053	5,010	—	6,063
Provision for doubtful accounts(i)	1,447,582	36,803	649,771	2,134,156
Reversal	—	(329)	—	(329)
Write-off	(15,186)	(4,711)	(34,179)	(54,076)
Balance at December 31, 2019	1,433,449	36,773	615,592	2,085,814
Adoption of new accounting standard (ii)	—	3,117	8,420	11,537
Provision for doubtful accounts	13,545	—	315,205	328,750
Write-off	—	(22,494)	(609,853)	(609,853)
Balance at December 31, 2020	1,446,994	17,396	329,364	1,793,754
(i)

In 2019, the provision for doubtful accounts mainly related to accounts receivable with PICC, who was responsible for the collection of the Group’s service fees under the Group’s direct lending program. In November 2019, PICC no longer made payments for the outstanding receivables and the Group has performed an analysis on the collectability of the receivables and recognized a full provision for the outstanding account balance in the amount RMB 1,432,312. The Group has commenced legal proceedings for the collection of this outstanding amount due from PICC. See Note 21 for disclosure related to the status of the legal proceeding commenced against PICC in May 2021.

Refer to Note 4 Loan Receivables for further information on allowance for loan receivables.

(ii)

Due to the adoption of ASU 2016-13, the Group recognized a total of RMB11,537 pre-tax increase to the allowance for doubtful accounts on accounts receivable, other receivables and loans receivable. The Group determined that all of the receivables share similar risk characteristics. The Group monitors the credit exposure on an ongoing basis and assess whether assets in the pool continue to display similar risk characteristics.

Schedule of estimated useful lives of property and equipment

Computer and electronic equipment	3 years
Furniture and office equipment	5 years
Office Building	20 years
License	20 years
Software	5 years
Leasehold improvements	Over the shorter of the remaining lease term or estimated useful lives

Computer and electronic equipment	3 years
Furniture and office equipment	5 years
Office Building	20 years
License	20 years
Software	5 years
Leasehold improvements	Over the shorter of the remaining lease term or estimated useful lives